THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%	Shares	Value

COMMUNICATION SERVICES — 8.2%
Alphabet, Cl A *	10,613	$12,928,757
Alphabet, Cl C *	34,570	42,060,627
Comcast, Cl A	453,756	19,588,647
T-Mobile US *	262,676	20,943,157

		95,521,188

CONSUMER DISCRETIONARY — 11.3%
Amazon.com *	29,669	55,385,496
Dollar General	101,343	13,581,989
Expedia Group	115,098	15,278,108
Home Depot	98,247	20,994,402
TJX	214,432	11,699,410
VF	164,303	14,358,439

		131,297,844

CONSUMER STAPLES — 1.4%
PepsiCo	131,058	16,750,523

ENERGY — 4.9%
Chevron	121,689	14,981,133
EOG Resources	165,349	14,195,212
Kinder Morgan	392,730	8,098,092
Occidental Petroleum	134,794	6,923,020
Pioneer Natural Resources	93,118	12,854,009

		57,051,466

FINANCIALS — 15.4%
BlackRock, Cl A	39,608	18,523,869
Blackstone Group, Cl A	191,812	9,203,140
Capital One Financial	96,875	8,953,188
Charles Schwab	373,742	16,153,129
Citigroup	316,712	22,537,226
Intercontinental Exchange	308,589	27,112,630
JPMorgan Chase	240,125	27,854,500
Prudential Financial	110,893	11,234,570
US Bancorp	442,133	25,267,901
Wells Fargo	258,838	12,530,347

		179,370,500

HEALTH CARE — 15.7%
Cigna	121,290	20,609,597

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE — continued
Danaher	217,299	$30,530,510
Johnson & Johnson	165,274	21,521,980
Medtronic	250,452	25,531,077
Merck	130,613	10,839,573
Stryker	62,707	13,154,674
Thermo Fisher Scientific	66,614	18,497,375
UnitedHealth Group	109,751	27,329,096
Zoetis, Cl A	133,549	15,343,445

		183,357,327

INDUSTRIALS — 9.1%
Boeing	36,762	12,542,459
Fortive	156,443	11,897,490
Honeywell International	166,096	28,644,916
Raytheon	59,472	10,841,151
Union Pacific	107,090	19,270,846
United Technologies	170,369	22,761,298

		105,958,160

INFORMATION TECHNOLOGY — 25.5%
Adobe *	55,114	16,471,370
Analog Devices	142,265	16,710,447
Apple	153,084	32,613,015
Automatic Data Processing	121,393	20,214,363
Cisco Systems	499,808	27,689,363
Fidelity National Information Services	203,441	27,108,513
Fiserv *	200,826	21,173,085
Microsoft	399,012	54,373,365
Oracle	328,662	18,503,671
QUALCOMM	272,260	19,918,542
Visa, Cl A	242,146	43,101,988

		297,877,722

MATERIALS — 3.2%
Corteva	88,540	2,611,930
DuPont de Nemours	88,540	6,389,055
Ecolab	49,649	10,015,693
Linde	95,277	18,224,584

		37,241,262

REAL ESTATE — 1.4%
American Tower, Cl A ‡	76,918	16,277,387

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

UTILITIES — 0.6%
NextEra Energy	34,410	$7,128,720

TOTAL COMMON STOCK (Cost $639,740,703)		1,127,832,099

CASH EQUIVALENT — 2.7%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.180% (Cost $31,865,234)	31,865,234	31,865,234

TOTAL INVESTMENTS — 99.4% (Cost $671,605,937)		$1,159,697,333

Percentages are based on Net Assets of $1,166,080,522.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-1200

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.3%**	Shares	Value
CONSUMER DISCRETIONARY — 16.1%
Aptiv PLC	87,421	$7,662,451
AutoZone *	19,046	21,389,420
BorgWarner	106,703	4,033,373
Bright Horizons Family Solutions *	41,877	6,368,235
Carter’s	68,730	6,393,265
Dollar Tree *	122,318	12,445,857
Domino’s Pizza	22,358	5,467,202
Marriott International, Cl A	70,268	9,771,468
Marriott Vacations Worldwide	39,984	4,087,564
Mohawk Industries *	29,574	3,687,582
O’Reilly Automotive *	22,121	8,422,792
Ross Stores	140,063	14,850,880
Tractor Supply	62,224	6,770,593
Ulta Beauty *	16,561	5,783,929

		117,134,611

CONSUMER STAPLES — 3.5%
Brown-Forman, Cl B	96,530	5,290,809
Church & Dwight	108,123	8,156,799
Monster Beverage *	119,006	7,672,317
Sprouts Farmers Market *	242,863	4,111,671

		25,231,596

ENERGY — 1.1%
Concho Resources	48,620	4,749,202
Pioneer Natural Resources	24,858	3,431,398

		8,180,600

FINANCIALS — 5.1%
Ameriprise Financial	72,087	10,489,379
Intercontinental Exchange	110,607	9,717,931
MSCI, Cl A	31,703	7,204,190
TD Ameritrade Holding	86,565	4,423,471
Western Alliance Bancorp *	107,295	5,304,665

		37,139,636

HEALTH CARE — 14.8%
Alexion Pharmaceuticals *	61,632	6,982,289
Centene *	144,913	7,548,518
Cooper	20,584	6,945,042
Edwards Lifesciences *	58,202	12,388,296
Encompass Health	171,530	10,950,475

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE — continued
Exact Sciences *	111,790	$12,868,147
HCA Healthcare	60,568	8,086,434
Humana	26,025	7,722,919
Jazz Pharmaceuticals *	42,232	5,886,296
Ligand Pharmaceuticals *	21,412	1,959,412
PRA Health Sciences *	81,506	8,143,265
Teleflex	28,864	9,806,255
Universal Health Services, Cl B	56,546	8,530,529

		107,817,877

INDUSTRIALS — 15.1%
AMETEK	104,929	9,402,688
CoStar Group *	10,292	6,333,697
HD Supply Holdings *	167,863	6,800,130
Hexcel	98,186	8,027,688
Hubbell, Cl B	66,364	8,619,356
IAA *	143,910	6,727,793
IHS Markit *	136,396	8,786,630
Kansas City Southern	55,718	6,894,545
KAR Auction Services	175,379	4,689,634
Masco	184,485	7,521,454
Pentair	71,924	2,791,371
Rexnord *	139,235	4,078,193
Roper Technologies	36,199	13,163,766
TransUnion	120,781	9,999,459
Xylem	77,129	6,192,687

		110,029,091

INFORMATION TECHNOLOGY — 32.3%
Amphenol, Cl A	86,120	8,036,719
ANSYS *	49,566	10,067,846
Autodesk *	84,582	13,209,171
Citrix Systems	38,210	3,600,910
Cognizant Technology Solutions, Cl A	75,355	4,908,625
EPAM Systems *	107,413	20,815,565
Euronet Worldwide *	123,856	19,310,389
Fidelity National Information Services	276,626	36,860,427
Fiserv *	273,265	28,810,329
FleetCor Technologies *	34,779	9,883,148
Global Payments	98,659	16,566,819
Keysight Technologies *	49,748	4,453,441
Lam Research	22,950	4,787,600
Microchip Technology	141,009	13,314,070

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY — continued
PTC *	145,859	$9,886,323
Skyworks Solutions	59,030	5,034,078
TE Connectivity	85,173	7,869,985
WEX *	43,296	9,441,559
Xilinx	71,806	8,200,963

		235,057,967

MATERIALS — 4.0%
Ashland Global Holdings	56,309	4,475,439
Berry Global Group *	149,527	6,736,191
Crown Holdings *	127,287	8,147,641
FMC	96,175	8,311,444
Livent *	265,812	1,711,829

		29,382,544

REAL ESTATE — 4.3%
Equinix ‡	21,767	10,929,211
Jones Lang LaSalle	34,661	5,049,761
SBA Communications, Cl A * ‡	62,815	15,415,429

		31,394,401

TOTAL COMMON STOCK (Cost $474,843,178)		701,368,323

CASH EQUIVALENT — 3.3%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.180% (Cost $24,184,590)	24,184,590	24,184,590

TOTAL INVESTMENTS — 99.6% (Cost $499,027,768)		$725,552,913

Percentages are based on Net Assets of $728,127,334.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

PLC — Public Limited Company

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2019 (Unaudited)

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-1100

4

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 62.7%	Shares	Value
COMMUNICATION SERVICES — 3.4%
Alphabet, Cl A *	5,850	$7,126,470
Comcast, Cl A	79,238	3,420,704
Verizon Communications	69,329	3,831,814

		14,378,988

CONSUMER DISCRETIONARY — 7.0%
Amazon.com *	3,681	6,871,617
Carnival	101,646	4,800,741
Home Depot	31,838	6,803,462
Vail Resorts	19,147	4,720,118
VF	74,803	6,537,034

		29,732,972

CONSUMER STAPLES — 2.5%
Kellogg	67,330	3,919,953
PepsiCo	51,042	6,523,678

		10,443,631

ENERGY — 5.4%
Chevron	66,881	8,233,720
Kinder Morgan	432,400	8,916,088
Occidental Petroleum	76,423	3,925,085
Pioneer Natural Resources	13,500	1,863,540

		22,938,433

FINANCIALS — 9.2%
Ares Capital	207,197	3,847,648
Golub Capital	232,167	4,209,188
JPMorgan Chase	95,595	11,089,020
Navient	134,764	1,906,911
Prudential Financial	63,995	6,483,333
US Bancorp	131,689	7,526,026
Wells Fargo	83,216	4,028,487

		39,090,613

HEALTH CARE — 6.2%
Alcon *	11,033	648,189
Johnson & Johnson	52,960	6,896,451
Merck	89,316	7,412,335
Novartis ADR	55,169	5,052,377
Pfizer	80,333	3,120,134

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE — continued
UnitedHealth Group	12,871	$3,205,007

		26,334,493

INDUSTRIALS — 7.8%
Boeing	22,438	7,655,397
Lockheed Martin	26,751	9,688,410
Triton International	63,628	2,104,814
Union Pacific	38,243	6,881,828
United Parcel Service, Cl B	55,252	6,600,956

		32,931,405

INFORMATION TECHNOLOGY — 13.7%
Apple	48,544	10,341,814
Automatic Data Processing	48,940	8,149,489
Broadcom	21,285	6,172,437
Cisco Systems	94,678	5,245,161
Microchip Technology	72,336	6,829,965
Microsoft	87,283	11,894,054
QUALCOMM	84,166	6,157,585
Visa, Cl A	18,957	3,374,346

		58,164,851

MATERIALS — 2.0%
Corteva	19,871	586,195
DuPont de Nemours	19,870	1,433,819
Linde	33,494	6,406,732

		8,426,746

REAL ESTATE — 3.5%
Crown Castle International ‡	30,785	4,102,409
Hannon Armstrong Sustainable Infrastructure Capital ‡	191,656	5,260,957
Weyerhaeuser ‡	204,616	5,199,293

		14,562,659

UTILITIES — 2.0%
American Water Works	33,397	3,833,308
NextEra Energy	9,748	2,019,493
Xcel Energy	43,249	2,578,073

		8,430,874

TOTAL COMMON STOCK
(Cost $205,374,856)		265,435,665

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — 23.9%	Face Amount	Value

COMMUNCATION SERVICES — 0.9%
AT&T
3.600%, 07/15/25	$3,500,000	$3,640,542

COMMUNICATION SERVICES — 4.2%
Comcast
4.700%, 10/15/48	4,500,000	5,283,315
Diamond Sports Group
5.375%, 08/15/26(A)	3,000,000	3,048,750
Discovery Communications
3.800%, 03/13/24	2,250,000	2,331,143
Level 3 Financing
5.250%, 03/15/26	2,000,000	2,082,500
Sprint Spectrum
3.360%, 09/20/21(A)	2,812,500	2,820,938
Verizon Communications
3.500%, 11/01/24	2,250,000	2,356,315

		17,922,961

CONSUMER DISCRETIONARY — 2.8%
Amazon.com
3.150%, 08/22/27	3,300,000	3,458,704
Ford Motor Credit
3.336%, 03/18/21	2,855,000	2,869,894
General Motors Financial
3.583%, VAR ICE LIBOR USD 3 Month+1.270%, 10/04/19	2,000,000	2,003,126
Goodyear Tire & Rubber
5.125%, 11/15/23	1,200,000	1,215,000
Speedway Motorsports
5.125%, 02/01/23	1,835,000	1,848,763
Tenneco
5.375%, 12/15/24	630,000	529,200

		11,924,687

ENERGY — 2.7%
DCP Midstream Operating
6.750%, 09/15/37(A)	1,500,000	1,599,375
GasLog
8.875%, 03/22/22	2,550,000	2,629,050
Genesis Energy
6.000%, 05/15/23	1,700,000	1,708,500
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,889,897

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
ENERGY — continued
Sabine Pass Liquefaction
5.750%, 05/15/24	$1,250,000	$1,386,714
5.625%, 03/01/25	2,000,000	2,219,930

		11,433,466

FINANCIALS — 5.2%
Ally Financial
4.125%, 02/13/22	2,250,000	2,316,825
3.750%, 11/18/19	3,500,000	3,510,500
Ares Capital
3.875%, 01/15/20	2,500,000	2,509,154
Bank of America MTN
3.950%, 04/21/25	4,250,000	4,451,559
Goldman Sachs Group MTN
4.006%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	3,000,000	3,110,272
Morgan Stanley
3.458%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/22	3,000,000	3,030,751
Wells Fargo MTN
4.100%, 06/03/26	3,000,000	3,176,614

		22,105,675

HEALTH CARE — 2.5%
CVS Health
3.350%, 03/09/21	4,500,000	4,558,661
Fresenius US Finance II
4.500%, 01/15/23(A)	2,000,000	2,075,296
HCA
5.375%, 02/01/25	2,050,000	2,216,993
5.000%, 03/15/24	1,250,000	1,355,974
Universal Health Services
4.750%, 08/01/22(A)	500,000	506,250

		10,713,174

INDUSTRIALS — 1.2%
General Electric MTN
2.200%, 01/09/20	1,000,000	999,231
Masco
4.450%, 04/01/25	3,750,000	4,004,241

		5,003,472

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
INFORMATION TECHNOLOGY — 2.9%
Apple
3.850%, 08/04/46	$3,000,000	$3,210,054
CommScope Technologies
6.000%, 06/15/25(A)	2,000,000	1,820,000
NXP BV
4.625%, 06/01/23(A)	1,000,000	1,055,544
4.625%, 06/15/22(A)	1,000,000	1,045,856
salesforce.com
3.700%, 04/11/28	3,000,000	3,246,458
Visa
3.150%, 12/14/25	2,000,000	2,087,134

		12,465,046

MATERIALS — 0.5%
NOVA Chemicals
5.000%, 05/01/25(A)	2,000,000	2,060,000

REAL ESTATE — 0.2%
Boston Properties
2.750%, 10/01/26	1,000,000	993,968

UTILITIES — 0.8%
AES
6.000%, 05/15/26	3,000,000	3,195,900

TOTAL CORPORATE OBLIGATIONS
(Cost $98,189,483)		101,458,891

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bonds
3.000%, 02/15/48	7,000,000	7,663,633
2.500%, 02/15/45	2,000,000	1,991,562

		9,655,195

U.S. Treasury Inflation Indexed Bonds
0.500%, 01/15/28	14,534,940	14,789,629

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,694,740)		24,444,824

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2019 (Unaudited)

CLOSED-END FUND — 1.3%	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund, Cl Institutional	379,398	$5,364,688

TOTAL CLOSED-END FUND
(Cost $4,625,140)		5,364,688

PREFERRED STOCK — 0.8%
FINANCIALS — 0.5%
Wells Fargo, 7.500% *	1,700	2,363,952

REAL ESTATE — 0.3%
Public Storage, 4.900% ‡	50,000	1,261,000

TOTAL PREFERRED STOCK
(Cost $3,142,538)		3,624,952

CASH EQUIVALENTS — 5.4%(B)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.180%	22,739,859	22,739,859

TOTAL CASH EQUIVALENTS
(Cost $22,739,859)		22,739,859

TOTAL INVESTMENTS — 99.9%
(Cost $356,766,616)		$423,068,879

WRITTEN EQUITY OPTIONS — 0.0%(C)	Contracts	Value
TOTAL WRITTEN OPTIONS — 0.0%
(Premiums Received $86,578)	(89)	$(185,614)

A list of the exchange traded option contracts held by the Fund at July 31, 2019, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
Call Options
Alphabet*	(58)	$(7,065,560)	$1,210	08/17/19	$(182,700)
Amazon.com*	(31)	(5,787,018)	2,100	08/17/19	(2,914)

Total Written Options					$(185,614)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2019 (Unaudited)

  Percentages are based on Net Assets of $423,588,775.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2019 was $16,032,009 which represents 3.8% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2019.
(C)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax

Cl — Class

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the inputs used as of July 31, 2019 in valuing the Portfolio’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$265,435,665	$—	$—	$265,435,665
Corporate Obligations	—	101,458,891	—	101,458,891
U.S. Treasury Obligations	—	24,444,824	—	24,444,824
Closed-End Fund	5,364,688	—	—	5,364,688
Preferred Stock	3,624,952	—	—	3,624,952
Cash Equivalents	—	22,739,859	—	22,739,859

Total Investments in Securities	$274,425,305	$148,643,574	$—	$423,068,879

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(185,614)	$—	$—	$(185,614)

Total Other Financial Instruments	$(185,614)	$—	$—	$(185,614)

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-1100

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%**	Shares	Value
COMMUNICATION SERVICES — 5.8%
Live Nation Entertainment *	107,171	$7,722,742
Tencent Holdings ADR	69,702	3,241,143

		10,963,885

CONSUMER DISCRETIONARY — 10.6%
Amazon.com *	6,078	11,346,289
Bright Horizons Family Solutions *	39,667	6,032,161
Lululemon Athletica *	13,404	2,561,370

		19,939,820

ENERGY — 0.8%
Pioneer Natural Resources	11,410	1,575,036

FINANCIALS — 6.6%
Intercontinental Exchange	27,222	2,391,725
MarketAxess Holdings	7,849	2,645,427
S&P Global	30,671	7,512,861

		12,550,013

HEALTH CARE — 18.5%
ABIOMED *	4,913	1,368,565
Edwards Lifesciences *	26,563	5,653,935
Exact Sciences *	42,767	4,922,909
IDEXX Laboratories *	24,566	6,928,840
Intuitive Surgical *	11,670	6,062,682
Thermo Fisher Scientific	19,561	5,431,699
Zoetis, Cl A	39,799	4,572,507

		34,941,137

INDUSTRIALS — 14.6%
Cintas	11,498	2,994,539
CoStar Group *	12,824	7,891,890
IHS Markit *	90,881	5,854,554
Roper Technologies	21,862	7,950,117
TransUnion	34,688	2,871,819

		27,562,919

INFORMATION TECHNOLOGY — 32.2%
Adobe *	23,841	7,125,121
CDW	23,141	2,734,341
Fidelity National Information Services	28,161	3,752,449
FleetCor Technologies *	18,047	5,128,416

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY — continued
Gartner *	32,646	$4,548,567
GoDaddy, Cl A *	28,262	2,073,866
Guidewire Software *	14,168	1,446,269
Mastercard, Cl A	45,649	12,428,853
Microsoft	28,515	3,885,739
PayPal Holdings *	33,106	3,654,903
ServiceNow *	13,988	3,880,131
SS&C Technologies Holdings	45,207	2,167,676
Tyler Technologies *	16,066	3,749,001
Zendesk *	51,667	4,317,295

		60,892,627

MATERIALS — 7.9%
Ecolab	25,619	5,168,121
Martin Marietta Materials	16,400	4,063,100
Sherwin-Williams	10,978	5,632,153

		14,863,374

REAL ESTATE — 1.8%
SBA Communications, Cl A * ‡	13,620	3,342,484

TOTAL COMMON STOCK (Cost $103,993,748)		186,631,295

CASH EQUIVALENT — 1.8%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.180% (Cost $3,445,153)	3,445,153	3,445,153

TOTAL INVESTMENTS — 100.6% (Cost $107,438,901)		$190,076,448

Percentages are based on Net Assets of $188,968,812.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

ADR — American Depositary Receipt

Cl — Class

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2019 (Unaudited)

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-005-0200

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%	Shares	Value
COMMUNICATION SERVICES — 2.2%
Comcast, Cl A	65,876	$2,843,867

CONSUMER DISCRETIONARY — 9.0%
Home Depot	6,620	1,414,628
McDonald’s	6,592	1,389,066
Starbucks	50,691	4,799,931
TJX	77,296	4,217,270

		11,820,895

ENERGY — 7.2%
Enterprise Products Partners (A)	183,820	5,534,820
Magellan Midstream Partners (A)	58,290	3,855,301

		9,390,121

FINANCIALS — 17.7%
Blackstone Group, Cl A (A)	152,063	7,295,983
Brookfield Asset Management, Cl A	70,921	3,475,129
CME Group, Cl A	27,469	5,340,523
JPMorgan Chase	61,029	7,079,364

		23,190,999

HEALTH CARE — 15.7%
Abbott Laboratories	72,828	6,343,319
Anthem	13,689	4,032,916
AstraZeneca ADR	37,930	1,646,541
Becton Dickinson	19,785	5,001,648
CVS Health	33,589	1,876,618
Merck	18,678	1,550,087

		20,451,129

INDUSTRIALS — 10.3%
Boeing	5,261	1,794,948
Fastenal	72,167	2,222,744
Honeywell International	9,282	1,600,774
Raytheon	25,398	4,629,801
Union Pacific	17,752	3,194,472

		13,442,739

INFORMATION TECHNOLOGY — 21.1%
Accenture, Cl A	9,323	1,795,423
Apple	31,468	6,703,943
CDW	15,595	1,842,705

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY — continued
Cisco Systems	30,380	$1,683,052
Microchip Technology	36,992	3,492,785
Microsoft	79,648	10,853,633
Texas Instruments	9,417	1,177,219

		27,548,760

MATERIALS — 1.5%
Avery Dennison	17,535	2,014,245

REAL ESTATE — 10.5%
American Campus Communities ‡	38,085	1,780,474
American Tower, Cl A ‡	31,290	6,621,590
Americold Realty Trust ‡	61,416	2,059,278
CyrusOne ‡	57,271	3,287,355

		13,748,697

UTILITIES — 3.9%
Brookfield Infrastructure Partners (A)	75,090	3,324,985
Brookfield Renewable Partners (A)	49,293	1,767,154

		5,092,139

TOTAL COMMON STOCK (Cost $76,726,924)		129,543,591

CASH EQUIVALENT — 0.0%(B)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.180% (Cost $2,986)	2,986	2,986

TOTAL INVESTMENTS — 99.1% (Cost $76,729,910)		$129,546,577

Percentages are based on Net Assets of $130,678,198.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At July 31, 2019, these securities amounted to $21,778,243 or 16.7% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of July 31, 2019.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2019 (Unaudited)

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-006-0200

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.7%	Shares	Value

ARGENTINA — 1.8%
MercadoLibre *	762	$473,522

AUSTRALIA — 2.4%
BHP Group	22,517	624,232

CANADA — 5.4%
Brookfield Asset Management, Cl A	5,490	269,010
Canadian National Railway	3,924	371,250
Ritchie Bros Auctioneers	12,911	465,958
Suncor Energy	10,978	315,068

		1,421,286

CHINA — 6.4%
Alibaba Group Holding ADR *	3,470	600,692
New Oriental Education & Technology Group ADR *	5,192	541,578
Yum China Holdings	11,939	543,225

		1,685,495

FRANCE — 4.2%
Air Liquide	3,545	489,597
LVMH Moet Hennessy Louis Vuitton	1,525	629,836

		1,119,433

GERMANY — 5.3%
Continental	1,929	265,132
Deutsche Boerse	1,889	262,677
Siemens	3,880	424,408
Symrise, Cl A	4,846	447,442

		1,399,659

HONG KONG — 4.9%
AIA Group	67,000	690,015
Tencent Holdings	13,300	620,879

		1,310,894

INDIA — 2.5%
HDFC Bank ADR	5,783	664,929

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value
IRELAND — 2.3%
ICON *	3,852	$601,567

JAPAN — 10.9%
Daikin Industries	4,000	496,313
FANUC	2,500	445,728
Nidec	4,000	537,828
NTT DOCOMO	13,000	312,830
Seven & i Holdings	9,500	324,438
Sysmex	6,000	437,002
Tokio Marine Holdings	6,500	344,999

		2,899,138

MEXICO — 1.4%
Fomento Economico Mexicano ADR	4,210	381,847

NETHERLANDS — 4.0%
ASML Holding	2,673	595,093
InterXion Holding *	6,074	457,372

		1,052,465

SINGAPORE — 1.7%
DBS Group Holdings	23,500	448,201

SPAIN — 5.5%
Amadeus IT Group	6,095	479,980
Banco Santander	81,979	349,682
Grifols ADR	27,405	623,738

		1,453,400

SWEDEN — 2.5%
Assa Abloy, Cl B	20,292	467,120
Hexagon, Cl B	4,326	209,779

		676,899

SWITZERLAND — 7.5%
Alcon *	7,620	442,865
Chubb	3,324	508,040
Julius Baer Group	9,921	423,523
Novartis	6,669	611,409

		1,985,837

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2019 (Unaudited)

COMMON STOCK (continued)	Shares	Value
TAIWAN — 1.8%
Taiwan Semiconductor Manufacturing ADR	11,429	$487,218

UNITED KINGDOM — 12.0%
BAE Systems	58,544	388,932
Diageo	9,552	399,695
HSBC Holdings	55,111	440,556
InterContinental Hotels Group	6,929	480,678
London Stock Exchange Group	7,431	597,231
Royal Dutch Shell, Cl B	14,115	445,389
Smith & Nephew	18,625	421,242

		3,173,723

UNITED STATES — 4.2%
Consumer Discretionary — 1.4%
Las Vegas Sands	5,987	361,854

Energy — 1.2%
Schlumberger	7,959	318,122

Information Technology — 1.6%
Euronet Worldwide *	2,809	437,951

		1,117,927

TOTAL COMMON STOCK
(Cost $22,693,060)		22,977,672

CASH EQUIVALENT — 4.3%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 2.180%
(Cost $1,156,412)	1,156,412	1,156,412

TOTAL INVESTMENTS — 91.0%
(Cost $23,849,472)		$24,134,084

Percentages are based on Net Assets of $26,514,025.

*	Non-Income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

ADR — American Depositary Receipt

Cl — Class

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2019 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$473,522	$—	$—	$473,522
Australia	—	624,232	—	624,232
Canada	1,421,286	—	—	1,421,286
China	1,685,495	—	—	1,685,495
France	—	1,119,433	—	1,119,433
Germany	—	1,399,659	—	1,399,659
Hong Kong	—	1,310,894	—	1,310,894
India	664,929	—	—	664,929
Ireland	601,567	—	—	601,567
Japan	—	2,899,138	—	2,899,138
Mexico	381,847	—	—	381,847
Netherlands	457,372	595,093	—	1,052,465
Singapore	—	448,201	—	448,201
Spain	623,738	829,662	—	1,453,400
Sweden	—	676,899	—	676,899
Switzerland	508,040	1,477,797	—	1,985,837
Taiwan	487,218	—	—	487,218
United Kingdom	—	3,173,723	—	3,173,723
United States	1,117,927	—	—	1,117,927

Total Common Stock	8,422,941	14,554,731	—	22,977,672

Cash Equivalent	1,156,412	—	—	1,156,412

Total Investments in Securities	$9,579,353	$14,554,731	$—	$24,134,084

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. For the period ended July 31, 2019, securities with a total market value of $14,554,731 were transferred from Level 1 to Level 2. All other transfers were considered to have occurred as of the end of the period.

For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-007-0100

4